Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss before taxation	$ (240,810)	$ (94,796)	$ (74,905)
Adjustments for:
Interest income	(431)	(467)	(330)
Depreciation of plant and equipment	162	133	117
Depreciation of right-of-use assets	593	528	472
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset		3,000	1,000
Exchange gain or loss	663
Fair value change of financial assets at FVTPL	(323)	(2)	(108)
Fair value change of convertible preferred shares	189,646	37,424	26,572
Finance costs	93	83	72
Share-based payment expenses	3,582	8,122	4,510
Issuance costs for convertible preferred shares			3,782
Non-cash adjustment to other expense	(2,563)
Operating cash flows before movements in working capital	(49,368)	(45,955)	(38,798)
(Increase)/decrease in deposits, prepayments and deferred expenses	3,651	(453)	(940)
Increase in other payables and accruals	2,837	3,096	4,001
NET CASH USED IN OPERATION	(42,880)	(43,312)	(35,737)
Taxation refund	57		56
Tax paid	(1)
NET CASH USED IN OPERATING ACTIVITIES	(42,824)	(43,312)	(35,681)
INVESTING ACTIVITIES
Interest received	431	467	330
Proceeds from redemption of time deposits with original maturity over three months	24,000	71,948	11,000
Purchase of plant and equipment	(367)	(50)	(144)
Purchase of intangible assets		(7,500)	(10,000)
Proceeds from disposal of financial asset at FVTPL	5,000		7,000
Payment for rental deposits	(17)	(25)
Refund of rental deposits	6		8
Placement of time deposits with original maturity over three months		(103,790)	(6,000)
Repayment of loan to a director			131
NET CASH FROM (USED IN) INVESTING ACTIVITIES	29,053	(38,950)	2,325
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares			124,250
Proceeds from issue of shares upon exercise of share options	392	141	6,029
Interest paid	(93)	(83)	(72)
Accrued issuance costs paid		(1,173)	(439)
Issuance costs paid for convertible preferred shares			(3,782)
Repayment of lease liabilities	(593)	(528)	(472)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(294)	(1,643)	125,514
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,065)	(83,905)	92,158
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	46,740	130,645	38,487
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 32,675	$ 46,740	$ 130,645